SEGMENTS - Summary Of Relationship Between Customer Liabilities and Deposits (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Customer balances (gross)	£ 194,512	£ 203,054
Loan loss allowance	(784)	(914)
Customer balances (net)	193,728	202,140
Accrued interest	714	739
Other items	134	12
Net loans and advances to customers	199,408	207,435
Liabilities
Customer balances (gross)	176,733	187,445
Customer balances (net)	176,733	187,445
Accrued interest	854	830
Other items	(252)	(250)
Deposits by customers	180,967	190,850
Intercompany
Assets
Intercompany balances (including joint ventures)	4,832	4,544
Liabilities
Intercompany balances (including joint ventures)	£ 3,632	£ 2,825